SEGMENT INFORMATION (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SEGMENT INFORMATION
Net sales	$ 3,035,511,903	$ 2,286,119,379	$ 1,774,970,623
Europe
SEGMENT INFORMATION
Net sales	331,680,547	219,291,230	548,556,919
United Kingdom
SEGMENT INFORMATION
Net sales	159,236,306	133,219,284	211,643,719
Germany
SEGMENT INFORMATION
Net sales	26,123,420	23,171,814	184,119,841
Spain
SEGMENT INFORMATION
Net sales	71,092,969	2,764,543	40,628,366
Italy
SEGMENT INFORMATION
Net sales	12,687,223	7,580,206	28,309,524
France
SEGMENT INFORMATION
Net sales	23,242,856	18,343,666	19,516,030
In European Union
SEGMENT INFORMATION
Net sales	39,297,773	34,211,717	64,339,439
In PRC
SEGMENT INFORMATION
Net sales	864,108,403	747,810,766	591,070,936
United States
SEGMENT INFORMATION
Net sales	1,053,637,162	634,445,686	302,269,459
Japan
SEGMENT INFORMATION
Net sales	345,567,300	457,901,483	147,402,872
India
SEGMENT INFORMATION
Net sales	242,950,166	67,359,182	79,105,375
Others
SEGMENT INFORMATION
Net sales	$ 197,568,325	$ 159,311,032	$ 106,565,062